Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Off-balance sheet commitments	273,380	259,643
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	273,512	259,742
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(132)	(99)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	197,579	188,258
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	197,579	188,258
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,036,743	981,696
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,203	72,167
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,735	62,666
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,735	62,666
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,350,116	2,260,944
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,243)	(9,111)
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,475	990,321
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,732)	(8,625)
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,219	72,180
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(13)
Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	615,179	582,917
Financial assets at amortised cost, category | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(118)	(55)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,259	61,987
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,227,867	2,149,450
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,502)	(1,476)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	951,583	908,393
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,297)	(1,276)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,769	71,873
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(11)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613,200	581,118
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(27)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,417	96,802
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,479)	(2,284)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,182	68,581
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,284)	(2,108)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,450	307
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,827	1,673
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(6)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,486	14,358
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,163)	(5,157)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,378	13,023
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,052)	(5,047)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151	126
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(22)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	346	334
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(99)	(194)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	332	324
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(99)	(194)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	355,664	343,110
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(166)	(84)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,247	214,937
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	66,148	188,258
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	93,225	25,743
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	69,890	0
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	78,816	16,790
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	58,754	0
Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,662	1,869
Sub-standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,605	0
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	619,866	615,108
Financial assets and off-balance sheet loan commitments	2,340,873	2,251,833
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,729,873	1,645,418
Off-balance sheet commitments	620,243	615,526
Financial assets and off-balance sheet loan commitments	2,350,116	2,260,944
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,866)	(8,693)
Off-balance sheet commitments	(377)	(418)
Financial assets and off-balance sheet loan commitments	(9,243)	(9,111)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	599,700	591,683
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	600,029	592,008
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(329)	(325)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,166	23,425
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,214	23,518
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(48)	(93)
IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	577,494	567,089
IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	577,631	567,232
IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(137)	(143)
IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,668	20,815
IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,684	20,834
IFRS 9 | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(16)	(19)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,485	23,718
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,618	23,857
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(133)	(139)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,318	2,355
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,340	2,384
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(22)	(29)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	712	869
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	771	912
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(59)	(43)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	176	252
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	186	297
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(10)	(45)
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9	7
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9	7
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,036,743	981,696
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,475	990,321
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,732)	(8,625)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,203	72,167
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,219	72,180
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(13)
IFRS 9 | Financial assets at amortised cost, category | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	615,061	582,862
IFRS 9 | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	615,179	582,917
IFRS 9 | Financial assets at amortised cost, category | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(118)	(55)
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	950,286	907,117
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	951,583	908,393
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,297)	(1,276)
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,755	71,862
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,769	71,873
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(11)
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613,162	581,091
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613,200	581,118
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(27)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,898	66,473
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,182	68,581
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,284)	(2,108)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,448	305
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,450	307
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,789	1,667
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,827	1,673
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(6)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,326	7,976
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,378	13,023
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,052)	(5,047)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109	104
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151	126
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(22)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233	130
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	332	324
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(99)	(194)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,725	341,782
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,891	341,866
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(166)	(84)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,725	341,782
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	351,891	341,866
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(166)	(84)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	350,876	341,022
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	350,915	341,055
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(39)	(33)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	848	749
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	975	799
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(127)	(50)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	7
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	8
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(1)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	376,865	383,018
Financial assets and off-balance sheet loan commitments	1,499,643	1,443,566
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	369,424	373,302
IFRS 9 | Strong | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,441	9,716
IFRS 9 | Strong | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	368,711	372,529
IFRS 9 | Strong | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,400	9,582
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	713	773
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	41	134
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	524,889	485,451
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,636	60,249
IFRS 9 | Strong | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	537,253	514,848
IFRS 9 | Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	523,092	483,170
IFRS 9 | Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,548	60,199
IFRS 9 | Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	536,942	514,525
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,797	2,281
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88	50
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	311	323
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333,158	319,632
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333,158	319,632
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333,072	319,623
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86	9
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	153,021	144,476
Financial assets and off-balance sheet loan commitments	471,257	440,770
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	146,988	137,076
IFRS 9 | Good | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,033	7,400
IFRS 9 | Good | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	141,322	131,278
IFRS 9 | Good | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,746	6,863
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,666	5,798
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	287	537
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258,402	244,199
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,329	7,371
IFRS 9 | Good | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,505	44,724
IFRS 9 | Good | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,631	232,004
IFRS 9 | Good | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,312	7,250
IFRS 9 | Good | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,058	44,339
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,771	12,195
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17	121
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	447	385
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,966	12,454
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,966	12,454
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,941	12,358
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	96
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	83,038	80,983
Financial assets and off-balance sheet loan commitments	336,148	338,908
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,499	75,478
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,539	5,505
IFRS 9 | Satisfactory | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	66,283	62,452
IFRS 9 | Satisfactory | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,200	4,231
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	11,216	13,026
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,339	1,274
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	228,485	230,357
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,859	4,549
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,766	23,019
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	181,056	187,773
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,797	4,413
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,921	22,184
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,429	42,584
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62	136
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	845	835
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,222	7,210
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,222	7,210
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,902	6,856
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320	354
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,349	5,830
Financial assets and off-balance sheet loan commitments	28,254	23,034
IFRS 9 | Sub-standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,338	5,233
IFRS 9 | Sub-standard | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,011	597
IFRS 9 | Sub-standard | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,315	973
IFRS 9 | Sub-standard | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	338	158
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,023	4,260
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	673	439
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,007	16,993
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,395	11
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	503	200
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,804	5,446
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112	11
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279	70
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,185	11,521
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,283	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	224	130
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18	26
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544	2,558
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544	2,558
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	2,218
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544	340
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	14,814	14,666
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	780	919
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	190	300
IFRS 9 | Credit impaired | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | 12-month expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	771	912
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	186	297
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9	7
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,692	13,321
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	152	126
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,378	13,023
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151	126
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	314	298
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other financial assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	12
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	8
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1	$ 4